Segment reporting (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Schedule of Segment Profit by Operating Segment

Since mid of 2016, the Company is fully focused on the development of its immuno-oncology platform. Therefore, as of June 30, 2019, most of the R&D expenses were incurred in the immuno-oncology segment, in line with prior year.

	For the 6-month period ended June 30, 2019
€’000	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	—	—	—	—
Revenue recognized over time	—	—	—	—
Total Revenue	—	—	—	—
Cost of Sales	—	—	—	—
Gross Profit	—	—	—	—
Research & Development expenses	(93)	(12,612)	—	(12,706)
General & Administrative expenses	—	—	(4,506)	(4,506)
Net Other income/(loss)	134	927	201	1,262
Operating Loss - EBIT	41	(11,685)	(4,305)	(15,950)
Net Financial income/(loss)	94	(93)	(15)	(15)
Profit/(Loss) before taxes	134	(11,778)	(4,320)	(15,965)
Income Taxes	—	—	—	—
Loss for the period	134	(11,778)	(4,320)	(15,965)

During the first half of 2018, the Group had entered into a license agreement with Mesoblast relating to the C-Cathez device, in the Cardiology segment, resulting in €2.4 million revenue recognized.

	For the 6-month period ended June 30, 2018
€’000	Cardiology	Immuno-oncology	Corporate	Group total
Revenue recognized at a point in time	2,399	—	—	2,399
Revenue recognized over time	—	119	—	119
Total Revenue	2,399	119	—	2,518
Cost of sales	—	—	—	—
Gross profit	2,399	119	—	2,518
Research & development expenses	(272)	(10,863)	—	(11,136)
General & administrative expenses	—	—	(5,457)	(5,457)
Net Other income/(loss)	(712)	(4,160)	155	(4,717)
Operating loss	1,415	(14,904)	(5,302)	(18,791)
Net financial income/(loss)	—	—	332	332
Profit/(Loss) before taxes	1,415	(14,904)	(4,970)	(18,459)
Income taxes	—	—	—	—
Profit/(Loss) for the period	1,415	(14,904)	(4,970)	(18,459)